Borrowings - Summary of Reconciliation of Movements of Borrowings to Cash Flows Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	¥ 465,275	¥ 516,271
Increase in borrowings	690,189	730,252
Repayments of borrowings	(754,227)	(773,940)
Other borrowing costs paid		(173)
Total changes from financing cash flows	(64,038)	(43,861)
Exchange adjustments	5,923	(7,135)
Ending balance	¥ 407,160	¥ 465,275